TRADE AND OTHER PAYABLES (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Trade and other payables [abstract]
Trade payables and accruals	R 352.9	R 348.0
Value added Tax	4.5	0.0
Accrued leave pay	53.2	46.9
Provision for short term performance based incentives	74.2	50.5
Payroll Accruals	25.0	33.4
Total trade and other current payables	509.8	478.8
Interest relating to trade payables and accruals included in profit or loss	(1.8)	(1.9)
Sibanye stillwater [member]
RELATED PARTY BALANCES
Amounts payable, related party transactions	12.0	14.0
Rand Refinery Proprietary Limited ("Rand Refinery") [member]
RELATED PARTY BALANCES
Amounts payable, related party transactions	R 0.6	R 0.2